Expected Future Service (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Domestic plans
Defined Benefit Plan Disclosure [Line Items]
2013	¥ 13,033
2014	11,640
2015	13,922
2016	13,701
2017	13,290
2018 to 2022	84,064
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
2013	6,383
2014	6,382
2015	6,684
2016	6,869
2017	7,196
2018 to 2022	¥ 42,409